Restructuring Costs	12 Months Ended
Mar. 31, 2020
Relocation Costs [Abstract]
Restructuring Costs
18.	RESTRUCTURING COSTS
The Company committed to various restructuring plans involving certain of its businesses, as well as the consolidation of certain of its facilities over the past several years. With the exception of certain consolidations to be completed in future years, these plans were substantially complete as of March 31, 2019. The Company incurred costs of $25,340 associated with new restructuring plans during fiscal year 2020. These costs, the majority of which are being incurred within the Systems & Support reportable segment and relate to third-party consulting costs, are substantially complete as of March 31, 2020.